[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21024
Active Assets Institutional Government Securities Trust
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2005

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Government Securities Trust

Portfolio of Investments • September 30, 2004 (unaudited)

		ANNUALIZED
PRINCIPAL	DESCRIPTION	YIELD
AMOUNT IN	AND	ON DATE OF
THOUSANDS	MATURITY DATES	PURCHASE		VALUE

	U.S. Government Agencies (74.7%)
$9,135	Federal Farm Credit Banks
	10/06/04 - 12/15/04	1.07 - 1.66%		$9,146,207
177,882	Federal Home Loan Banks
	10/01/04 - 03/18/05	1.11 - 2.00		177,658,390
42,215	Federal National Mortgage Assoc.
	11/03/04 - 03/23/05	1.64 - 2.03		42,036,182
54,844	Freddie Mac
	11/02/04 - 01/19/05	1.58 - 1.87		54,708,614

	Total U.S. Government Agencies
	(Cost $283,549,393)			283,549,393

	Floating Rate Notes (15.8%)
25,000	Federal Farm Credit Bank
	10/21/04*	1.72	†	24,997,233
15,000	Federal Home Loan Banks
	12/30/04*	1.90	†	14,999,663
20,000	Federal National Mortgage Assoc.
	12/11/04*	1.78	†	19,996,269

	Total Floating Rate Notes
	(Cost $59,993,165)			59,993,165

	Repurchase Agreement (9.5%)
35,790	Goldman, Sachs & Co.
	due 10/01/04 (dated 09/30/04; proceeds $35,791,889) (a)
	(Cost $35,790,000)	1.90		35,790,000

	Total Investments
	(Cost $379,332,558) (b)	100.0%		379,332,558

	Other Assets in Excess of Liabilities	0.0		134,626

	Net Assets	100.0%		$379,467,184

*              Date of next interest rate reset.

†              Rate shown is the rate in effect at September 30, 2004.

(a)          Collateralized by Federal National Mortgage Assoc. 5.50% due 03/01/34 valued at $36,505,800.

(b)          Cost is the same for federal income tax purposes.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004